Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net income (loss)	$ 3,604,562	$ (61,126)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
General and administrative expenses paid by related party	352,236	0
Interest income on investments held in the Trust Account	(5,868,869)	0
Changes in operating assets and liabilities:
Deferred offering costs	105,806	(105,806)
Prepaid expenses	194,583	2,740
Other assets	(70,554)	0
Accrued expenses	1,652,507	93,652
Net cash used in operating activities	(29,729)	(70,540)
Cash flows from investing activities:
Maturity of available-for-sale debt securities held in Trust Account	281,730,000	0
Purchase of available-for-sale debt securities held in Trust Account	(557,729,932)	0
Net cash used in investing activities	(275,999,932)	0
Cash flows from financing activities:
Proceeds received from initial public offering	276,000,000	0
Proceeds received from private placement	5,800,000	0
Offering costs paid	(5,084,771)	0
Deferred offering costs paid by related party	(209,992)	0
Proceeds from Notes payable – related party	414,645	70,540
Payment on Notes payable – related party	(173,402)	0
Payment on Payable to related party	(691,819)	0
Net cash provided by financing activities	276,054,661	70,540
Net change in Cash	25,000	0
Cash – beginning of the period	0	0
Cash – end of the period	25,000	0
Supplemental disclosure of non-cash activities:
Deferred offering costs included in Accrued expenses	$ 0	$ 75,306